ISSUED CAPITAL - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 16, 2025	Jan. 27, 2025	Jul. 31, 2024
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount						$ 100
Share repurchase program, number of shares repurchased (in shares)		17,370,400
Payments to acquire or redeem entity's shares	$ 68		$ 0
Phase one
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount					$ 30
Share repurchase program, number of shares repurchased (in shares)	12,346,225
Payments to acquire or redeem entity's shares	$ 23
Phase two
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount		$ 35		$ 35
Share repurchase program, number of shares repurchased (in shares)	18,300,375
Payments to acquire or redeem entity's shares	$ 35
Phase three
Disclosure of classes of share capital [line items]
Share repurchase program, authorized amount				$ 35
Share repurchase program, number of shares repurchased (in shares)	5,992,525
Payments to acquire or redeem entity's shares	$ 10